Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2020
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES INSTITUTIONAL TRUST
CIK	dei_EntityCentralIndexKey	0000925723
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Oct. 27, 2020
Effective Date	dei_DocumentEffectiveDate	Oct. 29, 2020
Prospectus Date	rr_ProspectusDate	Oct. 31, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A